UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 85.16%

Automobile Manufacturing - 1.59%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 03/12/2018	$ 25,020

Banks-Domestic MTN - 1.56%
25,000	Credit Suisse Nassau 2.00%, 08/31/2021	24,518

Banking-Global - 1.27%
20,000	CorpBanca 3.125%, 01/15/2018	20,028

Chemicals-Domestic - 1.59%
25,000	Dow Chemical Co. SR 1.90%, 03/15/2018	24,968

Commerce-Banks Central US - 3.19%
50,000	GE Capital Retail Bank CD 2.00%, 04/13/2018	50,197

Commerce-Banks Eastern US - 3.82%
25,000	Discover Bank CD 1.90%, 9/1/2020	25,006
35,000	Goldman Sachs Bank CD 1.60%, 03/11/2019	35,003
		60,009
Commerce-US Bank Domestic - 8.28%
30,000	BMO Harris Bank CD 1.00% 12/08/2021	29,937
50,000	GE Capital Retail Bank CD 1.50%, 03/28/2018	50,064
30,000	Goldman Sachs Bank CD 1.850%, 05/04/2020	30,020
20,000	Goldman Sachs Bank CD 2.00%, 06/04/2019	20,103
		130,124
Commercial Banks - Non US - 1.61%
25,000	State Bank Of India CD 2.40%, 03/14/2022	25,299

Commercial Service-Finance - 4.80%
25,000	Air Lease Corp. 2.125%, 01/15/2018	25,027
50,000	GATX Corp. 2.50%, 07/30/2019	50,386
		75,413
Diversified Banking Institution - 21.02%
25,000	Ally Bank CD 1.35%, 10/15/2018	24,957
25,000	Ally Bank CD 1.70%, 08/26/2019	25,008
25,000	Ally Bank CD 1.80%, 03/02/2020	25,007
25,000	Bank of America 2.15%, 11/09/2020	24,928
25,000	Capital One Bank CD 2.10%, 03/08/2021	25,134
30,000	Capital One Bank CD 2.20%, 05/03/2021	30,261
25,000	Capital One Bank USA CD 1.60%, 04/22/2019	24,994
20,000	Capital One Bank CD 2.20%, 08/30/2021	20,172
30,000	JP Morgan Chase BK CD 1.80%, 03/16/2020	30,003
50,000	Royal Bank of Canada 2.00%, 01/29/2021	50,005
50,000	Royal Bank of Canada 2.25%, 03/19/2021	49,811
		330,280

Finance-Auto Loans - 2.83%
20,000	American Honda Finance 1.65%, 07/12/2021	19,574
25,000	Ford Motor Credit Co. 3.10%, 04/20/2022	24,874
		44,448
Finance-Investor Broker Banker - 1.57%
25,000	Jefferies Group LLC 3.00%, 8/26/2024	24,659

Finance Services - 4.00%
15,000	National Rural UTL Coop, Inc. 1.50%, 11/01/2019	14,881
25,000	Goldman Sachs Group, Inc. 2.00%, 05/13/2020	24,875
25,000	Goldman Sachs Group, Inc. 2.25%, 08/31/2026	23,072
		62,828
Food & Beverage - 2.86%
25,000	Beam, Inc. 1.75%, 06/15/2018	24,963
20,000	Conagra Foods, Inc. 1.90%, 01/25/2018	19,994
		44,957
Gold & Silver Ores - 1.59%
25,000	Goldcorp INC, NEW 2.125%, 03/15/2018	25,025

Health Care Facilities & Services - 1.60%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	25,164

Integrated Oils - 1.62%
25,000	ConocoPhillips Co. 2.875%, 11/15/2021	25,469

Oil & Gas Field Machinery & Equipment - 2.26%
35,000	Transocean, Inc. 6.00%, 03/15/2018	35,525

Medical-HMO - 1.59%
25,000	Catholic Health Init 1.600%, 11/01/2017	24,999

Metal Mining - 1.27%
20,000	Teck Resources, Ltd. 2.50%, 02/01/2018	19,950

Perfume, Cosmetics & Other Tools - 1.25%
20,000	Estee Lauder Co, Inc. 1.70%, 05/10/2021	19,707

Retail-Auto & Home Supply Stores - 0.76%
20,000	Autozone Inc. 1.625%, 04/21/2019	19,891

Services-High School - 3.18%
50,000	Jefferson Union School 2.00%, 08/01/2018	49,998

Short Term Corporate - 7.92%
20,000	Deutsche Bank AG 2.25% 09/15/2018	19,628
35,000	Deutsche Bank AG 2.85%, 05/10/2019	35,349
25,000	Dr. Pepper Snapple Group 2.00% 01/15/2020	24,909
25,000	Kroger Co. 1.50% 09/30/2019	24,708
20,000	PNC Bank 1.45%, 07/29/2019	19,868
		124,462

Water, Sewer, Pipeline - 1.60%
25,000	Kinder Morgan Energy Partners LP, 2.65%, 02/01/2019	25,138

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,339,934) - 85.16%		1,338,076

EXCHANGE TRADED FUNDS - 10.58%

600	iShares Lehman TIPS Bond ETF	68,148
1,000	Spdr Barclays Short Term Treasury ETF *	30,150
650	Vanguard Short-Term Corp. Bond Index ETF	52,085
300	Vanguard Mortgage-Backed Securities ETF	15,834

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $158,283) - 10.58%		166,217

SHORT TERM INVESTMENTS - 3.87%
60,851	Federated Prime Obligation Fund-Institutional Shares 0.90% * (Cost $60,851)	60,851

TOTAL INVESTMENTS (Cost $1,559,068) ** - 99.61%		$ 1,565,144

OTHER ASSETS LESS LIABILITIES - 0.39%		6,180

NET ASSETS - 100.00%		$ 1,571,324

* Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

** At September 30, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,559,068 amounted to $8,491, which consisted of aggregate gross unrealized appreciation of $13,766 and aggregate gross unrealized depreciation of $5,275.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,559,068 amounted to $8,491, which consisted of aggregate gross unrealized appreciation of $13,766 and aggregate gross unrealized depreciation of $5,275.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$166,217	$0	$0	$166,217
Convertible Bonds	$0	$1,338,076	$0	$1,338,076
Cash Equivalents	$60,851	$0	$0	$60,851
Total	$227,068	$1,338,076	$0	$1,565,144

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 91.61%

Banking - 2.58%
20,000	Barclays Bank PLC 2.00%, 05/31/2019	19,926

Chemicals-Domestic - 3.89%
30,000	Dow Chemical Co. 2.50%, 03/15/2020	30,076

Commerce-Banks Eastern US - 5.83%
25,000	Discover Bank CD 2.05%, 10/09/2018	25,121
20,000	Amer Express Cent CD 1.95%, 08/31/2020	19,948
		45,069

Commerce-US Banks Domestic - 11.62%
30,000	Amer Express Bank FSB 1.65%, 03/06/2019	29,997
20,000	Amer Express Bank FSB 1.75%, 09/06/2019	19,970
25,000	Key Bank CD 1.70% 03/09/2020	24,945
15,000	Goldman Sachs Bank CD 1.85%, 05/04/2020	15,010
		89,922
Commercial Services-Finance - 3.88%
30,000	Air Lease Corp. 2.125%, 01/15/2018	30,033

Communications Services, NEC - 5.17%
40,000	AT&T, Inc. 1.40%, 12/01/2017	39,994

Diversified Banking Institution - 20.66%
25,000	Ally Bank CD 1.50%, 03/04/2019	24,968
30,000	Ally Bank CD 1.80%, 03/02/2020	30,009
25,000	Bank of America 2.151%, 11/09/2020	24,928
25,000	Capital One Bank CD 1.50%, 03/08/2019	24,967
25,000	Capital One Bank CD 1.60%, 04/22/2019	24,994
30,000	JP Morgan Chase BK CD 1.80%, 03/16/2020	30,003
		159,869
Finance - Auto Loans - 3.84%
30,000	Ford Motor Credit Co 2.35%, 03/20/2020	29,708

Finance Services - 2.56%
20,000	National Rural UTL Coop, Inc. 1.50%, 11/01/2019	19,842

Health Care Facilities & Services - 3.25%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	25,164

Large Co. Stocks - 5.15%
40,000	EMC Corp. 1.875%, 06/01/2018	39,841

Oil & Gas Field Services, NEC - 3.88%
30,000	FMC Technologies, Inc. 2.00%, 10/01/2017	30,000

Retail-Auto & Home Supply Stores - 2.57%
20,000	Autozone Inc. 1.625%, 04/21/2019	19,891

Short Term Corporate - 13.52%
20,000	Deutsche Bank AG 2.25%, 09/15/2018	19,628
40,000	Deutsche Bank AG 2.85%, 05/10/2019	40,399
25,000	Kroger Co. 1.50% 09/30/2019	24,709
20,000	PNC Bank 1.45%, 07/29/2019	19,868
		104,604

Telephone Communications - 3.21%
25,000	Verizon Communication 1.375%, 08/15/2019	24,812

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $710,229) - 91.61%		$ 708,751

EXCHANGE TRADED FUNDS - 7.51%

725	Vanguard Short-Term Corp Bond Index Fund ETF	58,094

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $57,931) - 7.51%		$ 58,094

SHORT TERM INVESTMENTS - 0.49%
3,815	Federated Prime Obligations Fund-Institutional Shares 0.90% * (Cost $3,815)	3,815

TOTAL INVESTMENTS (Cost $771,975) ** - 99.63%		770,660

OTHER ASSETS LESS LIABILITIES - 0.39%		3,003

NET ASSETS - 100.00%		$ 773,663

* Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

** At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $771,975 amounted to $1,368, which consisted of aggregate gross unrealized appreciation of $1,016 and aggregate gross unrealized depreciation of $2,383.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $771,975 amounted to $1,368, which consisted of aggregate gross unrealized appreciation of $1,016 and aggregate gross unrealized depreciation of $2,383.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,094	$0	$0	$58,094
Convertible Bonds	$0	$708,751	$0	$708,751
Cash Equivalents	$3,815	$0	$0	$3,815
Total	$61,909	$708,751	$0	$770,660

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 8.97%

Beverages - 1.06%
250	PepsiCo, Inc.	$ 27,857

Communications Services, NEC - 0.45%
300	AT&T, Inc.	11,751

Converted Paper & Paperboard Products - 0.94%
210	Kimberly Clark Corp.	24,712

Electric Services - 2.42%
900	PPL Corp.	34,155
600	Southern Co.	29,484
		63,639
Heavy Construction Other Than Blgs Const - Contractors - 0.22%
100	Jacobs Engineering Group, Inc.	5,827

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 0.97%
400	V.F. Corp.	25,428

Pharmaceutical Preparations - 0.74%
150	Johnson & Johnson	19,502

Retail-Variety Stores - 1.25%
200	Costco Wholesale Corp.	32,858

Telephone Communications - 0.94%
500	Verizon Communications, Inc.	24,745

TOTAL FOR COMMON STOCK (Cost $157,255) - 8.97%		$ 236,319

EXCHANGE TRADED FUNDS - 28.91%

1,300	Consumer Staples Select Sector SPDR ETF	$ 70,174
500	First Trust Ise Cloud Computing Index ETF	20,950
200	Guggenheim S&P 500 Equal Weight ETF	19,108
300	iShares Core S&P 500 ETF	75,879
45	iShares Nasdaq Biotechnology ETF	15,012
1,700	iShares Russell Mid Cap Growth Index Fund ETF	192,423
250	iShares U.S. Healthcare ETF	42,965
400	iShares U.S. Medical Devices ETF	66,812
200	iShares U.S. Real Estate ETF	15,976
300	iShares U.S. Tech ETF	44,976
200	iShares U.S. Utilities ETF	26,582
150	PowerShares QQQ ETF	21,817
300	PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	12,303
300	ProShares S&P 500 Dividend Aristocrats ETF *	17,835
500	PureFunds ISE Cyber Security ETF *	15,050
300	SPDR S&P 500 High Dividend ETF	10,797
300	Vanguard Dividend Appreciation ETF	28,437
200	Vanguard Energy ETF	18,716
550	Vanguard REIT Index ETF	45,700

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $491,634) - 28.91%		$ 761,512

OPEN-END MUTUAL FUNDS - 56.40%

6,002	AF Fundamental Investors Fund Class F-1	$ 370,869
8,326	AMG Yacktman Service *	195,917
11,060	Brown Advisory Growth Equity Fund *	230,376
5,800	Franklin Rising Dividends Fund Class A	342,084
2,794	Mairs & Power Growth Fund *	346,410

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $650,911) - 56.40%		$ 1,485,656

REAL ESTATE INVESTMENT TRUSTS - 1.04%

200	American Tower Corp.	$ 27,336

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $12,497) - 1.04%		$ 27,336

SHORT TERM INVESTMENTS - 4.64%
122,102	Federated Prime Obligations Fund-Institutional Shares 0.90% ** (Cost $122,102)	122,102

TOTAL INVESTMENTS (Cost $1,434,399) - 99.95%		2,632,925

OTHER ASSETS LESS LIABILITIES - 0.05%		1,283

NET ASSETS - 100.00%		$ 2,634,208

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

*** At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,434,399 amounted to $1,198,526, which consisted of aggregate gross unrealized appreciation of $1,200,349 and aggregate gross unrealized depreciation of $1,823.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,434,399 amounted to $1,198,526, which consisted of aggregate gross unrealized appreciation of $1,200,349 and aggregate gross unrealized depreciation of $1,823.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$236,319	$0	$0	$236,319
Exchange Traded Funds	$761,512	$0	$0	$761,512
REIT	$27,336	$0	$0	$27,336
Mutual Funds	$1,485,656	$0	$0	$1,485,656
Cash Equivalents	$122,102	$0	$0	$122,102
Total	$2,632,925	$0	$0	$2,632,925

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 0.90%

Commodity Contracts Brokers & Dealers - 0.51%
1,500	Wisdomtree Investments, Inc.	15,270

Perfumes, Cosmetics & Other Toiletries - 0.39%
600	United Guardian, Inc. *	11,700

TOTAL FOR COMMON STOCK (Cost $25,974) - 0.90%		$ 26,970

EXCHANGE TRADED FUNDS - 51.78%

300	Guggenheim S&P SmallCap 600 Pure Growth ETF	33,015
2,875	iShares MicroCap ETF	271,544
200	iShares Russell 2000 ETF	29,636
1,200	iShares Russell 2000 Value ETF	148,944
3,350	iShares S&P Smallcap 600 Growth ETF	551,042
900	WisdomTree Midcap Earnings EFT	33,516
4,650	WisdomTree Small Cap Dividend ETF	390,739
900	WisdomTree Small Cap Earnings ETF	31,473
1,750	WisdomTree U.S. Small Cap Quality Dividend Growth ETF	60,381

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $889,089) - 51.78%		$ 1,550,290

OPEN-END MUTUAL FUNDS - 42.31%

13,055	Columbia Acorn Fund Class Z *	$ 227,944
3,032	Franklin MicroCap Value Fund Class A *	106,349
1,300	Hancock Horizon Burkenroad Small Cap Fund Class D *	88,127
11,535	Aberdeen Small Cap Fund Class A *	408,691
2,000	Touchstone Small Cap Fund Class Y	35,880
50,360	Wasatch Small Cap Value Fund *	399,855

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $821,892) - 42.31%		$ 1,266,846

REAL ESTATE INVESTMENT TRUSTS - 1.78%
200	Eastgroup Properties, Inc.	17,624
1,800	Medical Properties Trust, Inc.	23,634
500	One Liberties Properties, Inc.	12,180

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $40,956) - 1.78%		$ 53,438

SHORT TERM INVESTMENTS - 3.12%
93,375	Federated Prime Obligations Fund-Institutional Shares 0.90% ** (Cost $93,375)	93,375

TOTAL INVESTMENTS (Cost $1,871,286) *** - 99.90%		2,990,919

OTHER ASSETS LESS LIABILITIES - 0.10%		3,005

NET ASSETS - 100.00%		$ 2,993,924

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

*** At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,871,286 amounted to $1,119,630, which consisted of aggregate gross unrealized appreciation of $1,136,863 and aggregate gross unrealized depreciation of $17,233.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,871,286 amounted to $1,119,630, which consisted of aggregate gross unrealized appreciation of $1,136,863 and aggregate gross unrealized depreciation of $17,233.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,970	$0	$0	$26,970
Exchange Traded Funds	$1,550,290	$0	$0	$1,550,290
REITS	$53,438	$0	$0	$53,438
Mutual Funds	$1,266,846	$0	$0	$1,266,846
Cash Equivalents	$93,375	$0	$0	$93,375
Total	$2,990,919	$0	$0	$2,990,919

	Staar International Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 1.60%

Beverages - 0.95%
150	Diageo Plc. ADR	$ 19,820

Services-Business Services - 0.65%
100	Accenture Plc Class A *	13,507

TOTAL FOR COMMON STOCK (Cost $18,594) - 1.60%		$ 33,327

EXCHANGE TRADED FUNDS - 32.42%

1,400	Builders Emerging Markets 50 ADR Index ETF	$ 58,968
2,000	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF *	62,060
3,000	First Trust Dorsey Wright International Focus 5 Index ETF	64,140
700	iShares MSCI Emerging Markets ETF *	31,367
600	iShares MSCI Australia ETF *	13,464
400	iShares MSCI EAFE Index ETF *	27,392
500	iShares MSCI Switzerland Capped ETF *	17,515
700	SPDR S&P International Dividend ETF	28,266
700	Vanguard Global Ex-U.S. Real Estate ETF	41,587
700	WisdomTree EM Markets Small Cap Division Fund ETF	34,321
500	WisdomTree India Earnings Fund ETF	12,585
1,800	WisdomTree International High Dividend Fund ETF	78,786
600	WisdomTree International Dividend Top 100 ETF	25,596
2,400	WisdomTree International Small Cap Dividend Fund ETF	177,480

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $553,425) - 32.42%		$ 673,527

OPEN-END MUTUAL FUNDS - 59.39%
4,541	AF Europacific Growth FD F-2 *	$ 251,388
2,123	Calamos International Growth Class A *	44,158
36,336	Harbor International Institutional Class *	255,257
2,500	Putnam International Capital Opportunities Fund Class A *	102,125
6,819	Saturna Sextant International *	119,942
16,458	T Rowe Price International Growth & Income Funds *	251,151
6,076	Templeton Developing Markets Trust Class A	125,894
5,549	The Aberdeen International Equity Fund Institutional Service Class *	83,842

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $722,548) - 59.39%		$ 1,233,757

SHORT TERM INVESTMENTS - 6.43%
133,484	Federated Prime Obligations Fund-Institutional Shares 0.90% ** (Cost $133,484)	133,484

TOTAL INVESTMENTS (Cost $1,428,050) *** - 99.84%		2,074,095

OTHER ASSETS LESS LIABILITIES - 0.16%		3,356

NET ASSETS - 100.00%		$ 2,077,451

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

*** At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,428,050 amounted to $646,045, which consisted of aggregate gross unrealized appreciation of $646,306 and aggregate gross unrealized depreciation of $261.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,428,050 amounted to $646,045, which consisted of aggregate gross unrealized appreciation of $646,306 and aggregate gross unrealized depreciation of $261.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$33,327	$0	$0	$33,327
Exchange Traded Funds	$673,527	$0	$0	$673,527
Mutual Funds	$1,233,757	$0	$0	$1,233,757
Cash Equivalents	$133,484	$0	$0	$133,484
Total	$2,074,095	$0	$0	$2,074,095

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 14.46%

Beverages - 1.21%
250	Diageo Plc ADR	$ 33,032

Communication Services, NEC - 0.86%
600	AT&T, Inc.	23,502

Electric Services - 2.32%
900	PPL Corp.	34,155
600	Southern Co.	29,484
		63,639
Electronic Computers - 0.56%
100	Apple, Inc.	15,412

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.74%
750	V.F. Corp.	47,677

Miscellaneous Food Preparation - 0.75%
4,400	Inventure Foods, Inc. *	20,636

National Commercial Banks - 0.51%
1,000	Huntington Bancshares, Inc.	13,960

Perfumes, Cosmetics & Other Toilet Preparations - 0.64%
900	United Guardian, Inc. *	17,550

Petroleum Refining - 0.97%
325	Exxon Mobil Corp.	26,643

Pharmaceutical Preparations - 0.95%
200	Johnson & Johnson	26,002

Retail-Variety Stores - 0.90%
150	Costco Wholesale Corp.	24,644

Services-Business Services, NEC - 0.74%
150	Accenture Plc. Class A *	20,261

Services-Computer Processing - 0.71%
4,000	Zix Corp. *	19,560

State Commercial Banks - 0.50%
150	Northern Trust Corp.	13,790

Telephone Communications - 1.08%
600	Verizon Communications, Inc.	29,694

TOTAL FOR COMMON STOCK (Cost $295,333) - 14.46%		$ 396,002

EXCHANGE TRADED FUNDS - 42.45%

800	Builders Emerging Markets 50 ADR Index Fund ETF	$ 33,696
1,050	Consumer Staples Select SPDR Fund ETF	56,679
600	First Trust Dorsey Wright International Focus 5 ETF	12,828
500	Guggenheim S&P High Income Infra ETF	14,400
350	iShares Global Healthcare ETF *	39,361
300	iShares Global Infrastructure ETF *	13,578
300	iShares Global Technology ETF *	42,711
550	iShares MicroCap ETF	51,948
250	iShares MSCI EAFE Index Fund ETF *	17,120
70	iShares NASDAQ Biotechnology ETF	23,351
1,000	iShares Global Energy ETF *	33,990
300	iShares North American Natural Resources ETF	10,101
150	iShares Russell 2000 ETF	22,227
900	iShares Russell Midcap Growth Index Fund ETF	101,871
500	iShares S&P Smallcap 600 Growth ETF	82,245
200	iShares U.S. Healthcare ETF	34,372
200	iShares U.S. Medical Devices ETF	33,406
400	iShares U.S. Regional Banks ETF	18,884
400	iShares U.S. Technology ETF	59,968
200	iShares U.S. Utilities ETF	26,582
900	Powershares Global Water Portfolio ETF	22,410
1,200	Powershares S&P 500 High Dividend Low Volatility Portfolio ETF	49,212
1,000	ProShares S&P 500 Dividend Aristocrats ETF	59,450
500	PureFunds ISE Cyber Security ETF *	15,050
50	SPDR Gold Shares ETF *	6,079
50	SPDR S&P 500 ETF	12,561
300	SPDR S&P 500 High Dividend ETF	10,797
200	Vanguard Energy ETF	18,716
300	Vanguard Dividend Appreciation ETF	28,437
700	Vanguard REIT Index ETF	58,163
200	WisdomTree India Earnings Fund ETF	5,034
400	WisdomTree International High Div Fund ETF	17,508
700	WisdomTree International SmallCap Dividend Fund ETF	51,765
1,200	WisdomTree U.S. Midcap Earnings Fund ETF	44,688
400	WisdomTree SmallCap Dividend ETF	33,612

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $820,206) - 42.45%		$ 1,162,800

OPEN-END MUTUAL FUNDS - 32.95%

1,170	AF Smallcap World FD F-2 *	$ 65,783
5,350	Franklin Global Mutual Discovery Fund Class A	174,577
3,867	Franklin Natural Resources Fund Class A *	98,681
10,203	Live Oak Health Sciences Fund *	206,926
2,667	Matthews Asian Growth & Income Fund *	45,721
1,761	Vanguard Energy Fund *	91,589
1,026	Vanguard Health Care Fund *	219,322

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $505,755) - 32.95%		$ 902,599

REAL ESTATE INVESTMENT TRUSTS - 3.63%
200	American Tower Corp.	$ 27,336
300	Eastgroup Properties, Inc.	26,436
700	HCP, Inc.	19,481
2,000	Medical Properties Trust, Inc.	26,260

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $76,174) - 3.63%		$ 99,513

SHORT TERM INVESTMENTS - 6.37%
174,568	Federated Prime Obligations Fund-Institutional Shares 0.90%** (Cost $174,568)	174,568

TOTAL INVESTMENTS (Cost $1,872,036) - 99.86% **		$ 2,735,482

OTHER ASSETS LESS LIABILITIES - 0.14%		3,879

NET ASSETS - 100.00%		$ 2,739,361

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

*** At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,872,036 amounted to $863,440, which consisted of aggregate gross unrealized appreciation of $879,259 and aggregate gross unrealized depreciation of $15,819.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,872,036 amounted to $863,440, which consisted of aggregate gross unrealized appreciation of $879,259 and aggregate gross unrealized depreciation of $15,819.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$396,002	$0	$0	$396,002
Exchange Traded Funds	$1,162,800	$0	$0	$1,162,800
REITS	$99,513	$0	$0	$99,513
Mutual Funds	$902,599	$0	$0	$902,599
Cash Equivalents	$174,568	$0	$0	$174,568
Total	$2,735,482	$0	$0	$2,735,482

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date  November 21, 2017

The STAAR Investment Trust

(Registrant)

Date  November 21, 2017